Redeemable noncontrolling interests	12 Months Ended
Dec. 31, 2020
Redeemable noncontrolling interests

18.	REDEEMABLE NONCONTROLLING INTERESTS
In April and November 2017, Live.me, the Company and certain investors entered into share subscription and purchase agreements and certain other investment agreements to issue Series A Preferred Shares and B Preferred Shares (collectively as the “Live.me Preferred Shares”) for an aggregate cash consideration of RMB306,085 and RMB329,710, respectively.
The Group determined that Live.me Preferred Shares should be classified as mezzanine equity since they are contingently redeemable. The Group accreted Live.me Preferred Shares to their redemption value, which is purchase price plus 6% compound interest per year over the period since issuance to the earliest redemption date using the interest method. The Group recorded accretion of RMB38,601, RMB31,662 and RMB nil for the years ended December 31, 2018, 2019 and 2020, respectively.
The redeemable noncontrolling interests for the years ended December 31, 2019 and 2020 are summarized below:

RMB
Balance at December 31, 2018	687,847
Accretion	31,662
Deconsolidation of Live.me (Note 3)	(719,509)

Balance at December 31, 2019	—

Balance at December 31, 2020	—

Balance at December 31, 2020 in US$	—